Cover	Dec. 20, 2023
Cover [Abstract]
Entity Registrant Name	Trilogy International Partners Inc.
Entity Central Index Key	0001689382
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	false
Document Period End Date	Dec. 20, 2023
Entity File Number	000-55716
Entity Incorporation State Country Code	A1
Entity Tax Identification Number	98-1361786
Entity Address Address Line 1	155 108th Avenue NE
Entity Address Address Line 2	Suite 400
Entity Address City Or Town	Bellevue
Entity Address State Or Province	WA
Entity Address Postal Zip Code	98004
City Area Code	425
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	458-5900